LEASES - Summary of Lease Term and Discount Rates (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term (years)
Operating leases	14 years	13 years	13 years	14 years
Financing leases	2 years	3 years	1 year	2 years
Weighted-average discount rate
Operating leases	5.80%	5.70%	5.10%	5.10%
Financing leases	7.20%	7.20%	1.40%	1.40%